Performance Materials Divestiture - Assets and Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Reporting_Unit	Dec. 31, 2019 USD ($)
Assets [Abstract]
Current assets held for sale	$ 205,090	$ 421,596
Long-term assets held for sale	1,149,443	2,089,872
LIABILITIES
Current liabilities held for sale	108,537	167,109
Long-term liabilities held for sale	$ 155,354	223,766
Transition Services Agreement, Term	9 months
Transition Services Agreement, Number Of Extensions Available | Reporting_Unit	3
Transition Services Agreement, Extension Term	30 days
Discontinued Operations [Member]
Assets [Abstract]
Cash and cash equivalents		18,423
Accounts receivables, net		40,484
Inventories, net		143,323
Prepaid and other current assets		4,139
Current assets held for sale		206,369
Investments in affiliated companies		115
Property, plant and equipment, net		175,614
Goodwill		286,227
Other intangible assets, net		121,113
Right-of-use lease assets		8,878
Other long-term assets		71,697
Long-term assets held for sale		663,644
LIABILITIES
Notes payable and current maturities of long-term debt		7,766
Accounts payable		30,267
Operating lease liabilities—current		3,326
Accrued liabilities		16,744
Current liabilities held for sale		58,103
Long-term debt, excluding current portion		55,972
Deferred income taxes		8,612
Operating lease liabilities—noncurrent		5,248
Other long-term liabilities		17,366
Long-term liabilities held for sale		$ 87,198